License and Research and Development Agreements (Details) - Blade Therapeutics, Inc. [Member] - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2019	May 31, 2015	Dec. 31, 2021
License and Research and Development Agreements (Details) [Line Items]
License payment		$ 0.1
Percent of common stock shares			2.50%
Equity raise			$ 15.0
Aggregate issuance (in Shares)			527,034
License agreement	90 days